Subsidiary Guarantees of Debt (Tables)	12 Months Ended
Dec. 31, 2017
Subsidiary Guarantees of Debt
Schedule of Condensed Consolidating Statement of Earnings

	Condensed Consolidating Statement of Earnings
	For the Year Ended December 31, 2017
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Net sales	$—	$5,674	$5,532	$(223)	$10,983

Cost and expenses
Cost of sales (excluding depreciation and amortization)	—	(4,722)	(4,218)	223	(8,717)
Depreciation and amortization	(8)	(209)	(512)	—	(729)
Selling, general and administrative	(168)	(151)	(195)	—	(514)
Business consolidation and other activities	(120)	(56)	(45)	—	(221)
Equity in results of subsidiaries	673	141	(40)	(774)	—
Intercompany	301	(150)	(151)	—	—
	678	(5,147)	(5,161)	(551)	(10,181)

Earnings (loss) before interest and taxes	678	527	371	(774)	802
Interest expense	(275)	6	(16)	—	(285)
Debt refinancing and other costs	—	—	(3)	—	(3)
Total interest expense	(275)	6	(19)	—	(288)
Earnings (loss) before taxes	403	533	352	(774)	514
Tax (provision) benefit	(29)	(79)	(57)	—	(165)
Equity in results of affiliates, net of tax	—	14	17	—	31
Net earnings	374	468	312	(774)	380
Less net earnings attributable to noncontrolling interests	—	—	(6)	—	(6)
Net earnings attributable to Ball Corporation	$374	$468	$306	$(774)	$374

Comprehensive earnings (loss) attributable to Ball Corporation	$659	$731	$578	$(1,309)	$659

	Condensed Consolidating Statement of Earnings
	For the Year Ended December 31, 2016
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Net sales	$—	$5,011	$4,257	$(207)	$9,061

Cost and expenses
Cost of sales (excluding depreciation and amortization)	—	(4,135)	(3,368)	207	(7,296)
Depreciation and amortization	(5)	(164)	(284)	—	(453)
Selling, general and administrative	(58)	(207)	(247)	—	(512)
Business consolidation and other activities	(577)	(49)	289	—	(337)
Equity in results of subsidiaries	692	455	(33)	(1,114)	—
Intercompany	345	(254)	(91)	—	—
	397	(4,354)	(3,734)	(907)	(8,598)

Earnings (loss) before interest and taxes	397	657	523	(1,114)	463
Interest expense	(207)	(1)	(21)	—	(229)
Debt refinancing and other costs	(97)	—	(12)	—	(109)
Total interest expense	(304)	(1)	(33)	—	(338)
Earnings (loss) before taxes	93	656	490	(1,114)	125
Tax (provision) benefit	170	(105)	61	—	126
Equity in results of affiliates, net of tax	—	8	7	—	15
Net earnings	263	559	558	(1,114)	266
Less net earnings attributable to noncontrolling interests	—	—	(3)	—	(3)
Net earnings attributable to Ball Corporation	$263	$559	$555	$(1,114)	$263

Comprehensive earnings (loss) attributable to Ball Corporation	$(38)	$296	$287	$(583)	$(38)

	Condensed Consolidating Statement of Earnings
	For the Year Ended December 31, 2015
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Net sales	$—	$4,788	$3,259	$(50)	$7,997

Cost and expenses
Cost of sales (excluding depreciation and amortization)	—	(3,959)	(2,551)	50	(6,460)
Depreciation and amortization	(6)	(132)	(148)	—	(286)
Selling, general and administrative	(80)	(170)	(200)	—	(450)
Business consolidation and other activities	(159)	(18)	(18)	—	(195)
Equity in results of subsidiaries	453	215	—	(668)	—
Intercompany	207	(175)	(32)	—	—
	415	(4,239)	(2,949)	(618)	(7,391)

Earnings (loss) before interest and taxes	415	549	310	(668)	606
Interest expense	(139)	5	(9)	—	(143)
Debt refinancing and other costs	(115)	—	(2)	—	(117)
Total interest expense	(254)	5	(11)	—	(260)
Earnings (loss) before taxes	161	554	299	(668)	346
Tax (provision) benefit	120	(110)	(57)	—	(47)
Equity in results of affiliates, net of tax	—	2	2	—	4
Net earnings	281	446	244	(668)	303
Less net earnings attributable to noncontrolling interests	—	—	(22)	—	(22)
Net earnings attributable to Ball Corporation	$281	$446	$222	$(668)	$281

Comprehensive earnings (loss) attributable to Ball Corporation	$163	$328	$100	$(428)	$163

Schedule of Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet
	December 31, 2017
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Assets
Current assets
Cash and cash equivalents	$5	$—	$443	$—	$448
Receivables, net	3	260	1,371	—	1,634
Intercompany receivables	39	1,285	102	(1,426)	—
Inventories, net	—	673	853	—	1,526
Other current assets	9	52	89	—	150
Total current assets	56	2,270	2,858	(1,426)	3,758
Noncurrent assets
Property, plant and equipment, net	20	1,364	3,226	—	4,610
Investment in subsidiaries	8,639	3,885	389	(12,913)	—
Goodwill	—	1,545	3,388	—	4,933
Intangible assets, net	15	470	1,977	—	2,462
Other assets	185	282	939	—	1,406
Total assets	$8,915	$9,816	$12,777	$(14,339)	$17,169

Liabilities and Shareholders' Equity
Current liabilities
Short-term debt and current portion of long-term debt	$351	$—	$102	$—	$453
Accounts payable	14	1,084	1,664	—	2,762
Intercompany payables	705	82	639	(1,426)	—
Accrued employee costs	28	182	142	—	352
Other current liabilities	170	111	259	—	540
Total current liabilities	1,268	1,459	2,806	(1,426)	4,107
Noncurrent liabilities
Long-term debt	6,504	—	14	—	6,518
Employee benefit obligations	333	811	319	—	1,463
Intercompany long-term notes	(3,172)	1,305	1,867	—	—
Deferred taxes	(109)	107	697	—	695
Other liabilities	150	50	140	—	340
Total liabilities	4,974	3,732	5,843	(1,426)	13,123

Common stock	1,084	2,463	4,286	(6,749)	1,084
Preferred stock	—	—	5	(5)	—
Retained earnings	4,987	4,196	2,818	(7,014)	4,987
Accumulated other comprehensive earnings (loss)	(656)	(575)	(280)	855	(656)
Treasury stock, at cost	(1,474)	—	—	—	(1,474)
Total Ball Corporation shareholders' equity	3,941	6,084	6,829	(12,913)	3,941
Noncontrolling interests	—	—	105	—	105
Total shareholders' equity	3,941	6,084	6,934	(12,913)	4,046
Total liabilities and shareholders' equity	$8,915	$9,816	$12,777	$(14,339)	$17,169